CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts receivable, allowance for credit loss, current	$ 614	$ 211
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	990,000,000	990,000,000
Common stock, shares, issued (in shares)	465,868,720	456,477,820
Common stock, shares, outstanding (in shares)	462,192,400	454,958,590
Common stock, shares without designation (in shares)	10,000,000	10,000,000
Common stock without designation, Shares, Issued	0	0
Treasury Stock, Common, Shares	(3,676,320)	(1,519,230)